XBRL Note - Statements of Stockholders' Deficit	3 Months Ended
Jun. 30, 2011
XBRL Note [Abstract]
XBRL Note Statements of Stockholders' Deficit [Text Block]

XBRL Note – Statements of Stockholders’ Deficit

Due to the combined nature of the filing, as it incorporates financial statements from the 10-K dated 9/30/2010 and 10-Q dated 6/30/2011, and the process by which XBRL tagging functions, on the ‘Consolidated Statements of Stockholders’ Deficit and Condensed Consolidated Statements of Stockholders’ Deficit’ the column titled ‘Total’, which is rendered automatically by the XBRL process, does not correctly incorporate all pertinent data.  The column titled ‘Total Stockholders Deficit’ has been incorporated to represent the totaled row data in its stead.